                               Janus Aspen Series
                              Institutional Shares
                                 Service Shares

                      Supplement dated September 12, 2006
         to the Currently Effective Statement of Additional Information

The following replaces in its entirety the similar information found in the TRUSTEES AND OFFICERS section under PERKINS INVESTMENT PERSONNEL, OTHER ACCOUNTS
MANAGED:

     OTHER ACCOUNTS MANAGED

     The following table provides information relating to other accounts managed by the portfolio managers as of July 1, 2006. To the extent that any of the accounts pay advisory fees based on account performance, information on those accounts is separately listed.

                                                        Other Registered
                                                           Investment          Other Pooled
                                                            Companies       Investment Vehicles   Other Accounts
      Jeffrey Kautz   Number of Other Accounts Managed                3(1)               None                  11
                      Assets in Other Accounts Managed  $6,460,475,918.65                None     $674,612,769.08
      Thomas Perkins  Number of Other Accounts Managed                3(1)               None                  11
                      Assets in Other Accounts Managed  $6,460,475,918.65                None     $674,612,769.08

     (1) Two of the accounts included in the total, consisting of $6,158,905,311.65 of the total assets in the category, have performance-based advisory fees.